Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurements [Abstract]
Schedule of Financial Instruments, Measured at Fair Value

The Group measured its financial assets including cash and cash equivalents, term deposits and short-term investments at fair value on a recurring basis as of December 31, 2013 and 2014. The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2013	2014
		US$	US$
Cash and cash equivalents	Quoted Prices in Active Market for Identical Assets (Level 1)	60,494	111,376
Term deposits	Quoted Prices in Active Market for Identical Assets (Level 1)	152,190	281,513
Short-term investments:
Variable-rate financial instruments	Significant other observable inputs (Level 2)	98,411	207,257
Available-for-sale securities	Quoted Prices in Active Market for Identical Assets (Level 1)	—	8,889
Total:		311,095	609,035